Allowance for doubtful trade accounts receivables	12 Months Ended
Mar. 31, 2015
Receivables [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]
23.	Allowance for doubtful trade accounts receivables

	Balance at			Effect of	Balance at
	Beginning of	Expense /	Bad debts	exchange rate	end
Description	year	(Reversal)	written off	changes	of year
	US$	US$	US$	US$	US$
Fiscal 2015	618,054	41,509	(11,172)	(22,474)	625,917
Fiscal 2014	876,300	190,493	(420,018)	(28,721)	618,054
Fiscal 2013	3,200,434	(48,580)	(2,106,011)	(169,543)	876,300